                                  OPPENHEIMER MAIN STREET SMALL CAP FUND
                                   Supplement dated July 1, 2002 to the
                                     Prospectus dated October 26, 2001

The Prospectus is changed as follows:

1.       The Prospectus supplement dated May 30, 2002 is deleted and replaced by this supplement.

2.       The first paragraph under the section titled "What Does the Fund Mainly Invest In?" on page 3 of the prospectus is deleted and replaced with the following:

         The Fund invests  mainly in common stocks of  small-capitalization  ("small cap") U.S.  companies that the Fund's
         investment  manager,  OppenheimerFunds,   Inc.  (the  "Manager")  believes  have  favorable  business  trends  or prospects.  Under normal market  conditions,  the Fund will invest at least 80% of its net assets  (including any borrowings for investment  purposes) in securities of companies  having a small market  capitalization.  Prior to
         July 31, 2002, the percentage  requirement in the preceding  sentences is 65% of total assets.  These may include
         "growth" and/or "value" common stocks and other equity  securities.  A "value"  investment style attempts to find companies  whose  securities are believed to be  undervalued  in the  marketplace.  A "growth"  investment  style encompasses  a search for  companies  whose  earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

3.  The Average Annual Total Return table on page 6 is deleted and replaced by the following:
  ------------------------------------------ --------------------- ---------------------
  Average Annual Total
  Returns for the periods
  ended December 31, 2001                    1 Year                Life of Class
  ------------------------------------------ --------------------- ---------------------
  ------------------------------------------ --------------------- ---------------------
  Class A Shares (inception 8/02/99)         3.82%                 22.71%
  ------------------------------------------ --------------------- ---------------------
  ------------------------------------------ --------------------- ---------------------
  Russell 2000 Index 1                       -3.02%                7.40%
  ------------------------------------------ --------------------- ---------------------
  ------------------------------------------ --------------------- ---------------------
  Class B Shares (inception 8/2/99 )         4.32%                 24.42%
  ------------------------------------------ --------------------- ---------------------
  ------------------------------------------ --------------------- ---------------------
  Class C Shares (inception 8/2/99 )         8.40%                 27.06%
  ------------------------------------------ --------------------- ---------------------
  ------------------------------------------ --------------------- ---------------------
  Class Y Shares (inception 8/2/99)          10.61%                28.40%
  ------------------------------------------ --------------------- ---------------------
1 From 7/31/99

4.  The second sentence in the third paragraph following the Average Annual Total Return table on page 6 is deleted and replaced with the following:

         The   performance  of  the  Fund's  Class  A  shares  is  compared  to  the  Russell  2000  Index,   an  unmanaged   index  of
         small-capitalization stocks.

5.  The Annual Fund Operating Expenses table on page 7 is deleted and replaced by the following:

  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
                                                     Class A      Class B      Class C     Class N      Class Y
                                                     Shares       Shares       Shares       Shares       Shares
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  Management Fees                                     0.73%        0.73%        0.73%       0.73%        0.73%
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  Distribution and/or Service (12b-1) Fees            0.23%        1.00%        1.00%       0.50%         N/A
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  Other Expenses                                      0.32%        0.32%        0.32%       0.36%        62.79%
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
  Total Annual Operating Expenses                     1.28%        2.05%        2.05%       1.59%        63.52%
  ------------------------------------------------ ------------ ------------ ------------ ----------- -------------
"Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.  The "Other
Expenses" for Class Y shares in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund.  After the waiver, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were 0.16% and 0.89%, respectively for Class Y shares.

6. The first two  sentences of the first  paragraph  in the section  entitled  "Portfolio  Turnover" on page 9 are deleted and replaced with the following:

         The Fund may engage in short-term trading to try to achieve its objective.  Portfolio turnover affects brokerage costs, although the Fund does not pay for brokerage on most of its portfolio transactions.

7.  The second sentence in the paragraph titled "Advisory Fees" on page 12 is deleted and replaced with the following:

         The Fund's  management  fee for the period ended June 30, 2001 was 0.73% of average  annual net assets for each class of shares.

8.       The  following is added as a new third  paragraph  in the  section,  "At What Price are Shares Sold - Net Asset Value" on page
     14:

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.

9.  The second sentence in the paragraph titled "Class N Shares" on page 15 is deleted.

10.  The first sentence of the paragraph titled "Special Sales Charge Arrangements and Waivers" on page 17 is revised to read as follows:

         Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.

11.  The first sentence in the second paragraph following "Class A Contingent Deferred Sales Charge" on page 18 is revised to read as follows:

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.

12.  The second sentence in the footnote on page 18 is deleted.

13. The  commission  payments to  broker-dealers  on  purchases  of Class A shares  subject to a  contingent  deferred  sales charge by grandfathered  retirement  accounts has changed.  Therefore,  the fourth sentence of the first paragraph under "How Can You Buy Class A
Shares?  - Class  A  Contingent  Deferred  Sales  Charge"  on page 18 is  deleted  and  replaced  with  the  following  sentence:  "For grandfathered  retirement  accounts,  the  concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million."

14.       The section captioned "Distribution and Service (12b-1) Plans - Service Plan for
Class A Shares" on page 21 is revised by adding the  following  after the third  sentence in that  paragraph:  "With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered  retirement accounts,  the Distributor pays the
0.25%  service fee to dealers in advance  for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis."

15.  The last paragraph in the section titled "Distribution and Service Plans for Class B, Class C and Class N Shares" on page 22 is deleted and replaced with the following:

         That sales concession on the sale of Class N shares will not be paid on (i) purchases of Class N shares in amounts of
         $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares or of Class
         C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
         OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and (ii)
         purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

16.  The first sentence in the section titled "How Contingent Deferred Sales Charges Affect Redemptions" on page 26 is revised to read as follows:

         If you purchase shares subject to a Class A, Class B, Class C, or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

17.  The last sentence in the first paragraph and the two bullet points following it in the section titled "How Contingent Deferred
Sales Charges Affect Redemptions" on page 26 are deleted.

18.  The fifth bullet point in the section titled "How Contingent Deferred Sales Charges Affect Redemptions" on page 26 is revised to read as follows:

o        shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

July 1, 2002                                                                            847PS018

                                  OPPENHEIMER MAIN STREET SMALL CAP FUND
                                   Supplement dated July 1, 2002 to the
                                   Statement of Additional Information
                                          dated October 26, 2001,
                                        revised as of July 1 ,2002

The Statement of Additional Information is changed as follows:

3.       The section  captioned  "Distribution  and Service Plans - Class A Service Plan" on page 31 is revised by adding the following to the end of the first paragraph:  "With respect to purchases of Class A shares subject to a contingent  deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"), the Distributor currently  intends to pay the service fee to  Recipients in advance for the first year after the shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes  service fee payments to Recipients  quarterly on those  shares.  The advance  payment is based on the net asset  value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

July 1, 2002                                                                            847PX007